Item 1: Report to Shareholders

Emerging Europe & Mediterranean Fund	October 31, 2006

The views and opinions in this report were current as of October 31, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Fellow Shareholders

Emerging markets in Europe and the Mediterranean region produced strong gains in the 12-month period ended October 31, 2006, thanks to stellar performance in the first half of our fiscal year. In the last six months, however, markets in our target regions generally declined, as gains in recent months were not enough to overcome sharp losses in the spring stemming from global macroeconomic concerns and heightened risk aversion. Declines in oil prices also weighed on certain markets, especially Russia, a major oil producer.

Your fund returned 1.65% in the second half of our fiscal year and a much stronger 35.34% in the one-year period. The fund outperformed the MSCI Emerging Markets Europe and Middle East Index by a wide margin in both periods, as shown in the table, primarily because of favorable stock selection throughout our fiscal year.

In the last six months, substantial exposure to Egypt, where stocks produced slight gains in U.S. dollar terms, helped our results. Low exposure to Hungary and avoiding Israel—two of the weaker markets in our opportunity set—were also beneficial. On the other hand, low exposure to the Czech Republic—one of the strongest markets in our target regions—limited our gains. Overweighting Turkish stocks, which fell due to concerns about the country’s macroeconomic situation, also worked against us.

PORTFOLIO REVIEW

MIDDLE EAST

Egypt
Stocks in Egypt, which is not represented in our MSCI benchmark, advanced more than 22% in the last 12 months. While the Egyptian market’s performance was strong in absolute terms, it lagged the MSCI benchmark, so our allocation (14% of assets as of October 31) detracted somewhat from our one-year performance. Nevertheless, we remain committed to the Egyptian market and are optimistic about the country’s longer-term prospects given the continuing reform efforts spearheaded by President Hosni Mubarak and his son Gamal.

In the second half of our fiscal year, the market was essentially flat in U.S. dollar terms, but our six holdings outperformed the market index, led by wireless telecom companies Orascom Telecom and Vodafone Egypt, which was acquired by Telecom Egypt. These companies continued to benefit from strong subscriber growth in Egypt, North Africa, and other countries such as Pakistan.

Turkey
Turkish stocks, which rose 17% over the last year, contributed to the fund’s 12-month performance on an absolute and relative basis. Stock selection was favorable, but overweighting the country relative to the benchmark detracted slightly. The market tumbled more than 15% in U.S. dollar terms in the second half of our fiscal year, as investor sentiment soured due to the country’s large trade deficit, rising interest rates, a weakening currency, and stubbornly high inflation. Our overweight worked against us in the last six months, but we reduced our exposure to the country (from 22% to 13% of assets) in response to the macroeconomic concerns.

Financial stocks in Turkey were excellent investments over the last year, despite weakness stemming from rising rates in the last six months. We like Turkish banks because demand for loans and other financial products is rising rapidly and because they generally have favorable attributes, such as high-quality managements and healthy balance sheets. In light of the bank sector’s substantial gains, we consolidated our exposure to the sector by eliminating several holdings, such as Denizbank and Finansbank, which were acquired by developed market banks earlier this year, and Sekerbank and Akbank. We maintained positions in Turkiye Garanti Bankasi and Turkiye Is Bankasi and added Yapi ve Kredi Bankasi to the portfolio.

Israel
Stocks in Israel, one of the weakest markets in our target regions, were mostly flat during our fiscal year and declined more than 6% in the last six months. Various political and geopolitical issues weighed on the market, including former Prime Minister Ariel Sharon’s declining health and the Israeli war against Hezbollah in Lebanon.

Our underweighting of Israel helped our relative performance throughout our fiscal year. In fact, we eliminated all of our Israeli holdings since our last report to you because we believe that companies in other countries offer better opportunities for growth. In addition, the country’s geopolitical situation remains a cause for concern.

RUSSIA

The Russian stock market paced the advance in our target regions over the last year, surging almost 55% in U.S. dollar terms. The market backpedaled about 5% in the second half of our fiscal year, as falling oil prices weighed on the energy sector. The fund’s largest investments are in Russia; the country represented approximately 51% of assets at the end of October versus about 57% for the benchmark.

In the last six months, underweighting energy names such as Surgut-neftegaz and OAO Gazprom helped our performance. In terms of market capitalization, Gazprom represents about 25% of our MSCI benchmark, and while we like the stock because of the company’s huge oil and gas reserves, we are underweighting it because we feel that its valuation is full.

Other favorable factors in the last six months include strong relative performance of domestic gas company Novatek OAO, RBC Information Systems, which is benefiting from Russia’s growing Internet advertising market, commercial bank Sberbank, and fast-growing food retailer Seventh Continent. These companies also contributed to the fund’s and to the Russian market’s excellent 12-month performance.

CENTRAL EUROPE

Central European markets generally rose over the last year but were mixed in the last six months. We continued to underweight the three main markets in the region because we believe that the benefits of their economic convergence with the European Union (EU) have largely played themselves out. In fact, Hungary and the Czech Republic recently abandoned target dates for adopting the euro currency because of their inability to meet the appropriate inflation and deficit criteria—a major setback for these once-promising markets.

Hungary
Stocks in Hungary rose approximately 8% over the last 12 months but declined more than 7% in U.S. dollar terms since our last report to you. The Hungarian market was one of the weakest in the last six months, as risk-averse investors shied away due to the country’s macroeconomic problems. Investor confidence was further eroded by revelations that Prime Minister Ferenc Gyurcsány lied about the state of the economy to get reelected and by subsequent rioting that coincided with the 50th anniversary of the anticommunist uprising that was quashed by the Soviet Union.

We continued to reduce our exposure to Hungary in the last six months, from 6% to 1% of assets. We eliminated energy company MOL Magyar Olaj-es Gazipari because the company’s refining margins appeared less attractive than before. We also sold OTP Bank due to concerns that the company, which has a significant foreign-currency loan portfolio, will struggle in the unfavorable economic environment.

Czech Republic
The Czech stock market was one of the strongest in our target regions during our fiscal year, surging nearly 33% in the last 12 months and rising 11% in the last six. However, underweighting the country limited our performance relative to the benchmark. We eliminated longtime holding Komercni Banka but added pharmaceutical company Zentiva NV since our last report to you. The company is benefiting from rapid growth in Russia and Romania.

Poland
Polish stocks rose about 2% in the last six months but surged 40% over the last year. As with the Czech Republic, our underweighting of the country hindered our relative performance. We trimmed our exposure to the country by eliminating Bank Pekao, whose business trends remained favorable but whose growth prospects already seemed to be reflected in the stock price.

Austria
We own two banks domiciled in Austria—Erste Bank der Oesterreich Sparkasse and Raiffeisen International—that performed well in the last six months. While Austria is certainly not an emerging market, we own these banks because they derive their earnings from countries in southeastern Europe (such as Romania and Bulgaria) and in the Commonwealth of Independent States (including Ukraine and Belarus) where banking penetration is still very low but growing rapidly.

OUTLOOK

We believe that long-term growth in emerging markets will be driven by increasing individual wealth and, consequently, consumer spending. With GDP growth generally high throughout our target regions, we believe that sectors sensitive to improving consumption—consumer discretionary and staples, banks, and even infrastructure, such as transportation and construction—are the best places for our investments.

We believe investors will remain focused on each country’s underlying economic fundamentals. As a result, countries with substantial budget and trade deficits, rising interest rates, and weakening currencies—such as Hungary and Turkey—may continue to struggle in the near term. Turkey, however, should benefit over the long term from the EU accession process and, eventually, membership. The Russian stock market, which is dominated by energy companies, is likely to remain subject to oil price fluctuations. In Egypt, we are encouraged by Mubarak’s efforts to implement policies to improve the political and economic environment. We maintain low exposure to Central European markets due to poor macroeconomic conditions and high equity valuations but are looking to increase exposure to smaller southeastern European countries, such as Bulgaria and Romania, which should benefit from EU membership in 2007. We are also analyzing some overlooked countries in the Persian Gulf region that have developed economies and are experiencing very high levels of growth.

Respectfully submitted,

David J.L. Warren
President, T. Rowe Price International Funds, Inc.

November 14, 2006

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country, limited geographic region, or emerging markets tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

MSCI Emerging Markets Europe and Middle East Index: a market capitalization weighted index consisting of more than 100 securities in seven world markets.

Portfolio Highlights

## TWENTY-FIVE LARGEST HOLDINGS

| | Percent of Net Assets 10/31/06 |
|---|---|
| Lukoil, Russia | 11.1% |
| OAO Gazprom, Russia | 9.6 |
| Sberbank, Russia | 5.0 |
| Orascom Telecom, Egypt | 4.7 |
| RBC Information Systems, Russia | 4.5 |
| Novatek OAO, Russia | 4.5 |
| Turkiye Garanti Bankasi, Turkey | 4.0 |
| Seventh Continent, Russia | 3.9 |
| MobiNil, Egypt | 3.1 |
| Bank Muscat, Oman | 3.0 |
| MMC Norilsk Nickel, Russia | 2.9 |
| Raiffeisen International, Austria | 2.9 |
| Orascom Construction Industries, Egypt | 2.6 |
| X5 Retail Group, Russia | 2.5 |
| Erste Bank der Oesterreich Sparkasse, Austria | 2.5 |
| CTC Media, Russia | 2.4 |
| Kazakhmys, United Kingdom | 2.2 |
| Turkiye Is Bankasi, Turkey | 2.2 |
| Yapi ve Kredi Bankasi, Turkey | 2.0 |
| Commercial International Bank, Egypt | 2.0 |
| National Societe General, Egypt | 1.7 |
| Bim Birlesik Magazalar, Turkey | 1.7 |
| Veropharm, Russia | 1.2 |
| Zentiva NV, Czech Republic | 1.2 |
| Gedeon Richter, Hungary | 1.2 |
| Total | 84.6% |

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund and collateral for securities lending.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Financial Highlights For a share outstanding throughout each period

| | Year Ended 10/31/06‡ | 10/31/05‡ | 10/31/04 | 10/31/03 | 10/31/02 |
|---|---|---|---|---|---|
| **NET ASSET VALUE** | | | | | |
| Beginning of period | $ 22.80 | $ 14.24 | $ 10.81 | $ 6.82 | $ 5.89 |
| Investment activities | | | | | |
| Net investment income (loss) | 0.50 | 0.15 | (0.01) | 0.04* | (0.05)* |
| Net realized and unrealized gain | 7.51 | 8.34 | 3.40 | 3.93 | 0.98 |
| Total from investment activities | 8.01 | 8.49 | 3.39 | 3.97 | 0.93 |
| Distributions | | | | | |
| Net investment income | (0.04) | – | (0.02) | – | – |
| Net realized gain | (0.03) | – | – | – | – |
| Total distributions | (0.07) | – | (0.02) | – | – |
| Redemption fees added to paid-in capital | 0.03 | 0.07 | 0.06 | 0.02 | – |
| **NET ASSET VALUE** | | | | | |
| **End of period** | **$ 30.77** | **$ 22.80** | **$ 14.24** | **$ 10.81** | **$ 6.82** |

**Ratios/Supplemental Data**

| | | | | | |
|---|---|---|---|---|---|
| Total return^ | 35.34% | 60.11% | 31.96% | 58.50%* | 15.79%* |
| Ratio of total expenses to average net assets | 1.26% | 1.32% | 1.75% | 1.75%* | 1.75%* |
| Ratio of net investment income (loss) to average net assets | 1.80% | 0.75% | (0.16)% | 0.51%* | (0.66)%* |
| Portfolio turnover rate | 55.1% | 28.1% | 67.7% | 54.1% | 94.5% |
| Net assets, end of period (in millions) | $ 1,413 | $ 840 | $ 115 | $ 47 | $ 21 |

‡ Per share amounts calculated using average shares outstanding method.

* Excludes expenses in excess of a 1.75% contractual expense limitation in effect through 2/28/07.

^ Total return reflects the rate an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

The accompanying notes are an integral part of these financial statements.

## Portfolio of Investments †

(Cost and value in $ 000s)

| | Shares | Value |
|---|---|---|
| **AUSTRIA 5.3%** | | |
| **Common Stocks 5.3%** | | |
| Erste Bank der Oesterreich Sparkasse | 514,800 | 35,078 |
| Raiffeisen International (1) | 354,184 | 40,554 |
| Total Austria (Cost $60,191) | | 75,632 |
| **CZECH REPUBLIC 1.2%** | | |
| **Common Stocks 1.2%** | | |
| Zentiva NV | 300,300 | 17,147 |
| Total Czech Republic (Cost $14,322) | | 17,147 |
| **EGYPT 14.2%** | | |
| **Common Stocks 14.2%** | | |
| Commercial International Bank | 3,107,628 | 28,232 |
| MobiNil-Egyptian | 1,594,570 | 44,211 |
| National Societe General | 2,899,849 | 24,605 |
| Orascom Construction Industries | 859,659 | 37,182 |
| Orascom Telecom | 1,182,700 | 66,862 |
| Total Egypt (Cost $139,067) | | 201,092 |
| **HUNGARY 1.2%** | | |
| **Common Stocks 1.2%** | | |
| Gedeon Richter | 80,670 | 16,947 |
| Total Hungary (Cost $11,675) | | 16,947 |
| **KAZAKHSTAN 0.8%** | | |
| **Common Stocks 0.8%** | | |
| ATF Bank GDR (EUR) (2) | 90,000 | 6,782 |
| Kazkommertsbank GDR (EUR) (2) | 225,000 | 4,075 |
| Total Kazakhstan (Cost $10,003) | | 10,857 |

## LEBANON 0.4%

**Common Stocks 0.4%**

| | | |
|---|---|---|
| Solidere GDR (USD) (1) | 273,511 | 5,041 |
| Total Lebanon (Cost $5,941) | | 5,041 |

## NETHERLANDS 1.1%

**Common Stocks 1.1%**

| | | |
|---|---|---|
| A&D Pharma Holding GDR (2) | 950,533 | 14,932 |
| Total Netherlands (Cost $14,366) | | 14,932 |

## OMAN 3.6%

**Common Stocks 3.6%**

| | | |
|---|---|---|
| Bank Muscat | 1,563,652 | 4,427 |
| Bank Muscat GDR (Regulation S shares) (USD) | 3,282,737 | 37,587 |
| National Bank of Oman | 235,426 | 3,547 |
| Oman Cement | 197,779 | 3,098 |
| Raysut Cement | 641,132 | 2,023 |
| Total Oman (Cost $43,515) | | 50,682 |

## POLAND 1.1%

**Common Stocks 1.1%**

| | | |
|---|---|---|
| Polski Koncern Naftowy | 959,800 | 15,199 |
| Total Poland (Cost $17,118) | | 15,199 |

## ROMANIA 1.1%

**Common Stocks 1.1%**

| | | |
|---|---|---|
| BRD-Groupe Societe Generale | 2,290,000 | 16,132 |
| Total Romania (Cost $14,990) | | 16,132 |

## RUSSIA 50.7%

**Common Stocks 50.7%**

| | | |
|---|---|---|
| Baltika Brewery (USD) | 162,700 | 6,427 |
| CTC Media (USD) (1)(2) | 1,398,200 | 33,934 |
| Gazprom ADR (Regulation S shares) (USD) | 3,201,999 | 135,637 |
| Lebedyansky (USD) | 84,069 | 6,557 |
| Lukoil (USD) | 78,430 | 6,345 |
| Lukoil ADR (USD) (1) | 1,862,300 | 151,358 |
| Mechel OAO ADR (USD) (1) | 223,100 | 4,953 |
| MMC Norilsk Nickel (USD) | 294,100 | 41,615 |
| Novatek OAO (USD) | 3,811,000 | 20,579 |
| Novatek Rule GDR (USD) (3) | 740,030 | 43,070 |
| Open Investments (USD) (2) | 25,500 | 5,355 |
| Polyus Gold (USD) (2) | 170,800 | 8,028 |
| RBC Information Systems (USD) (2)(4) | 5,978,452 | 63,969 |
| Sberbank (USD) | 31,190 | 70,178 |
| Seventh Continent (USD) | 2,085,317 | 54,740 |
| TMK OAO (USD) (2) | 1,824,300 | 11,516 |
| Veropharm (USD) (2)(4) | 614,870 | 17,339 |
| X 5 Retail Group GDR (USD) (1)(2) | 1,625,460 | 36,036 |
| Total Russia (Cost $477,034) | | 717,636 |

## TURKEY 13.4%

**Common Stocks 13.4%**

| | | |
|---|---|---|
| Aksigorta | 1,806,200 | 7,559 |
| Anadolou Efes Biracilik ve Malt Sanayii | 535,700 | 14,702 |
| Bank Asya (2) | 500,000 | 1,599 |
| BIM Birlesik Magazalar | 531,579 | 23,524 |
| Hurriyet Gazetecilik ve Matbaacilik | 4,625,700 | 13,266 |
| Turkcell Iletisim Hizmet | 1,431,635 | 7,711 |
| Turkiye Garanti Bankasi | 15,484,925 | 56,840 |
| Turkiye Is Bankasi | 4,711,960 | 30,551 |
| Turkiye Vakiflar Bankasi | 900,000 | 4,724 |

The accompanying notes are an integral part of these financial statements.

# Statement of Assets and Liabilities

(In thousands except shares and per share amounts)

| | |
|---|---|
| **Assets** | |
| Investments in securities, at value | |
| Non-affiliated companies (cost $1,021,712) | $ 1,369,559 |
| Affiliated companies (cost $119,503) | 153,176 |
| Total investments in securities | 1,522,735 |
| Receivable for shares sold | 4,798 |
| Dividends and interest receivable | 3,641 |
| Receivable for investment securities sold | 1,918 |
| Foreign currency (cost $41) | 41 |
| Other assets | 1,111 |
| Total assets | 1,534,244 |
| **Liabilities** | |
| Obligation to return securities lending collateral | 89,524 |
| Payable for investment securities purchased | 26,939 |
| Payable for shares redeemed | 1,555 |
| Investment management fees payable | 1,211 |
| Due to affiliates | 167 |
| Other liabilities | 2,124 |
| Total liabilities | 121,520 |
| **NET ASSETS** | $ 1,412,724 |
| **Net Assets Consist of:** | |
| Undistributed net investment income | $ 19,536 |
| Undistributed net realized gain | 50,002 |
| Net unrealized gain | 381,553 |
| Paid-in capital applicable to 45,904,952 shares of $0.01 par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized | 961,633 |
| **NET ASSETS** | $ 1,412,724 |
| **NET ASSET VALUE PER SHARE** | $ 30.77 |

The accompanying notes are an integral part of these financial statements.

## Statement of Operations

($ 000s)

| | Year Ended 10/31/06 |
|---|---|
| **Investment Income (Loss)** | |
| Income | |
| Dividend | $ 39,339 |
| Securities lending | 491 |
| Interest | 36 |
| Total income | 39,866 |
| Expenses | |
| Investment management | 13,763 |
| Shareholder servicing | 1,631 |
| Custody and accounting | 533 |
| Prospectus and shareholder reports | 176 |
| Registration | 89 |
| Proxy and annual meeting | 58 |
| Legal and audit | 25 |
| Directors | 11 |
| Miscellaneous | 115 |
| Total expenses | 16,401 |
| Net investment income | 23,465 |
| **Realized and Unrealized Gain (Loss)** | |
| Net realized gain (loss) | |
| Non-affiliated securities | 64,847 |
| Affiliated securities | (935) |
| Foreign currency transactions | (1,607) |
| Net realized gain | 62,305 |
| Change in net unrealized gain (loss) | |
| Securities | 207,415 |
| Other assets and liabilities denominated in foreign currencies | 55 |
| Change in net unrealized gain | 207,470 |
| Net realized and unrealized gain | 269,775 |
| **INCREASE IN NET ASSETS FROM OPERATIONS** | $ 293,240 |

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Europe & Mediterranean Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund commenced operations on August 31, 2000. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies in the emerging market countries of Europe and the Mediterranean region.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are reflected as realized gain on securities in the accompanying financial statements and totaled $11,000 for the year ended October 31, 2006. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held less than 90 days to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management is evaluating the anticipated impact on the fund from FIN 48, which is effective for the fund’s fiscal year beginning November 1, 2007.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets At October 31, 2006, approximately 88% of the fund’s net assets were invested in securities of companies located in emerging markets denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At October 31, 2006, the value of loaned securities was $86,212,000; aggregate collateral consisted of $89,524,000 in the money market pooled account.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $950,890,000 and $687,988,000, respectively, for the year ended October 31, 2006.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended October 31, 2006 were characterized as follows for tax purposes:

At October 31, 2006, the tax-basis components of net assets were as follows:

For the year ended October 31, 2006, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Reclassifications between income and gain relate primarily to the character of currency gains and losses. Results of operations and net assets were not affected by these reclassifications.

At October 31, 2006, the cost of investments for federal income tax purposes was $1,141,215,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.75% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.29% for assets in excess of $160 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2006, the effective annual group fee rate was 0.31%.

The fund is also subject to a contractual expense limitation through February 28, 2007. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund’s ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.75%. The fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent the fund’s net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund’s expense ratio to exceed its expense limitation. However, no repayment will be made more than three years after the date of any reimbursement or waiver or later than February 28, 2009. At October 31, 2006, there were no amounts subject to repayment by the fund. For the year ended October 31, 2006, the fund operated below its expense limitation.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the year ended October 31, 2006, expenses incurred pursuant to these service agreements were $86,000 for Price Associates, $1,092,000 for T. Rowe Price Services, Inc., and $21,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds.

Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended October 31, 2006, the fund was allocated $7,000 of Spectrum Funds’ expenses, of which $5,000 related to services provided by Price. The amount payable at period-end pursuant to this agreement is reflected as Due to Affiliates in the accompanying financial statements. Additionally, redemption fees received by the Spectrum Funds are allocated to each underlying Price fund in proportion to the average daily value of its shares owned by the Spectrum Funds. At October 31, 2006, no shares of the fund were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees.

As of October 31, 2006, T. Rowe Price Group, Inc. and/or its wholly owned subsidiaries owned 101,038 shares of the fund, representing less than 1% of the fund’s net assets.

NOTE 5 - INTERFUND BORROWING

Pursuant to its prospectus, the fund may borrow up to 33% of its total assets. The fund is party to an interfund borrowing agreement between itself and other T. Rowe Price-sponsored mutual funds, which permits it to borrow or lend cash at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing fund’s total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended October 31, 2006, the fund had outstanding borrowings on 63 days, in the average amount of $11,194,000, and at an average annual rate of 5.32%. There were no borrowings outstanding at October 31, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of T. Rowe Price International Funds, Inc. and Shareholders of T. Rowe Price Emerging Europe & Mediterranean Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Emerging Europe & Mediterranean Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the “Fund”) at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and by agreement to the underlying ownership records for T. Rowe Price Reserve Investment Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 12, 2006

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/06

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included $15,053,000 from long-term capital gains, subject to the 15% rate gains category.

For taxable non-corporate shareholders, $22,758,000 of the fund’s income represents qualified dividend income subject to the 15% rate category.

The fund will pass through foreign source income of $23,349,000 and foreign taxes paid of $1,490,000.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is governed by a Board of Directors that meets regularly to review a wide variety of matters affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business affairs. The Board of Directors elects the fund’s officers, who are listed in the final table. At least 75% of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price) and T. Rowe Price International, Inc. (T. Rowe Price International); “inside” or “interested” directors are officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)	Principal Occupation(s) During Past 5 Years and Directorships of
Year Elected *	Other Public Companies

Jeremiah E. Casey	Director, Allfirst Financial Inc. (previously First Maryland Bankcorp)
(1940)	(1983 to 2002); Director, National Life Insurance (2001 to 2005);
2006	Director, The Rouse Company, real estate developers (1990 to 2004)

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to pres-
(1945)	ent); Director, Vornado Real Estate Investment Trust (3/04 to present);
1991	Director, Mercantile Bankshares (4/03 to present); Member, Advisory
Board, Deutsche Bank North America (2004 to present); Director,
Chairman of the Board, and Chief Executive Officer, The Rouse
Company, real estate developers (1997 to 2004)

Donald W. Dick, Jr.	Principal, EuroCapital Advisors, LLC, an acquisition and management
(1943)	advisory firm; Chairman, President, and Chief Executive Officer,
1988	The Haven Group, a custom manufacturer of modular homes (1/04 to present)

David K. Fagin	Chairman and President, Nye Corporation (6/88 to present); Director,
(1938)	Canyon Resources Corp., Golden Star Resources Ltd. (5/92 to present),
2001	and Pacific Rim Mining Corp. (2/02 to present)

Karen N. Horn	Director, Federal National Mortgage Association (9/06 to present);
(1943)	Managing Director and President, Global Private Client Services, Marsh
2003	Inc. (1999 to 2003); Managing Director and Head of International
Private Banking, Bankers Trust (1996 to 1999); Director, Georgia Pacific
(5/04 to 12/05), Eli Lilly and Company, and Simon Property Group

Theo C. Rodgers	President, A&R Development Corporation
(1941)
2006

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate invest-
(1946)	ment company; Partner, Blackstone Real Estate Advisors, L.P.
2001

* Each independent director oversees 116 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected *
[Number of T. Rowe Price	Principal Occupation(s) During Past 5 Years and Directorships of
Portfolios Overseen]	Other Public Companies

Edward C. Bernard	Director and Vice President, T. Rowe Price and T. Rowe Price Group,
(1956)	Inc.; Chairman of the Board, Director, and President, T. Rowe Price
2006	Investment Services, Inc.; Chairman of the Board and Director, T. Rowe
[116]	Price International, Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Savings Bank; Director,
T. Rowe Price Global Asset Management Limited and T. Rowe Price
Global Investment Services Limited; Chief Executive Officer, Chairman
of the Board, Director, and President, T. Rowe Price Trust Company;
Chairman of the Board, all funds

Brian C. Rogers, CFA, CIC	Chief Investment Officer, Director, and Vice President, T. Rowe Price and
(1955)	T. Rowe Price Group, Inc.; Vice President, T. Rowe Price Trust Company
2006
[62]

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served	Principal Occupation(s)

Christopher D. Alderson (1962)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

M. Kamran Baig (1962)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly Head
of European Research and Senior Portfolio
Manager/Research Analyst, Goldman Sachs
Asset Management (to 2004)

P. Robert Bartolo, CPA (1972)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

R. Scott Berg (1972)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.; formerly student, Stanford Graduate
School of Business (to 2002)

Mark C.J. Bickford-Smith (1962)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President, International Funds	T. Rowe Price International, Inc.

Brian J. Brennan, CFA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., and T. Rowe Price Trust Company

Joseph A. Carrier, CPA (1960)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer, International Funds	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company

Michael J. Conelius, CFA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., and T. Rowe Price International, Inc.

Ann B. Cranmer, FCIS (1947)	Vice President, T. Rowe Price Group, Inc., and
Assistant Vice President, International Funds	T. Rowe Price International, Inc.; Vice President
and Secretary, T. Rowe Price Global Asset
Management Limited and T. Rowe Price Global
Investment Services Limited

Frances Dydasco (1966)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President, International Funds	T. Rowe Price International, Inc.

Mark J.T. Edwards (1957)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Henry M. Ellenbogen (1971)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Roger L. Fiery III, CPA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

Robert N. Gensler (1957)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President, International Funds	Group, Inc., and T. Rowe Price International, Inc.

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer, International Funds	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Trust Company

M. Campbell Gunn (1956)	Vice President, T. Rowe Price Global Investment
Vice President, International Funds	Services Limited, T. Rowe Price Group, Inc., and
T. Rowe Price International, Inc.

Michael W. Holton (1968)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Henry H. Hopkins (1942)	Director and Vice President, T. Rowe Price
Vice President, International Funds	Investment Services, Inc., T. Rowe Price Services,
Inc., and T. Rowe Price Trust Company; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price International, Inc., and T. Rowe
Price Retirement Plan Services, Inc.

Kris H. Jenner, M.D., D. Phil. (1962)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Ian D. Kelson (1956)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., and T. Rowe Price International, Inc.

John D. Linehan, CFA (1965)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary, International Funds	T. Rowe Price Investment Services, Inc.

Anh Lu (1968)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Raymond A. Mills, Ph.D., CFA (1960)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President, International Funds	Group, Inc., and T. Rowe Price International, Inc.

Philip A. Nestico (1976)	Vice President, T. Rowe Price
Vice President, International Funds

Charles M. Ober, CFA (1950)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

David Oestreicher (1967)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Global Asset Management Limited, T. Rowe Price
Global Investment Services Limited, T. Rowe Price
Group, Inc., T. Rowe Price International, Inc.,
T. Rowe Price Investment Services, Inc., and
T. Rowe Price Trust Company

Gonzalo Pángaro, CFA (1968)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Christopher J. Rothery (1963)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Robert W. Sharps, CFA, CPA (1971)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Robert W. Smith (1961)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., and T. Rowe Price Trust Company

Michael F. Sola, CFA (1969)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Dean Tenerelli (1964)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Justin Thomson (1968)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President, International Funds

David J.L. Warren (1957)	Director, T. Rowe Price, T. Rowe Price Global Asset
President, International Funds	Management Limited, and T. Rowe Price Global
Investment Services Limited; Vice President,
T. Rowe Price Group, Inc.; Chief Executive
Officer, Director, and President, T. Rowe Price
International, Inc.

William F. Wendler II, CFA (1962)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Richard T. Whitney, CFA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

Edward A. Wiese, CFA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., and T. Rowe Price Trust Company;
Chief Investment Officer, Director, and Vice
President, T. Rowe Price Savings Bank

Clive M. Williams (1961)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price
International for at least five years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Donald W. Dick Jr. qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Dick is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. Reclassification from tax fees to audit fees of fiscal 2005 amounts related to the auditing of tax disclosures within the registrant’s annual financial statements has been made in order to conform to fiscal 2006 presentation. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,200,000 and $883,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant’s principal accountant for audit services rendered to the T. Rowe Price Funds. Preceding fiscal year amount reflects the reclassification of tax fees described in (a) – (d) above.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 15, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	December 15, 2006